Shareholders' equity (Schedule of assumptions used in measurement of fair value of stock options) (Details)								12 Months Ended
	Dec. 31, 2022 shares $ / shares	Jun. 02, 2022 shares $ / shares	Jan. 03, 2022 shares $ / shares	Dec. 30, 2021 shares $ / shares	Jun. 14, 2021 shares $ / shares	Jun. 01, 2021 shares $ / shares	Apr. 06, 2021 $ / shares	Dec. 31, 2022 shares months $ / shares	Dec. 31, 2021 shares months $ / shares	Oct. 19, 2022 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted or recognized		1,500,000		100,000	100,000	200,000		2,475,000	2,970,000
Exercise price of stock options granted | $ / shares	$ 1.03	$ 3.88	$ 3.36	$ 3.61	$ 6.70	$ 6.59	$ 8.47	$ 3.55	$ 4.55
Fair value of each option under the Black Scholes pricing model ($) | $										$ 1,095,780
Employees and officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted or recognized								2,475,000	2,970,000
Exercise price of stock options granted | $ / shares								$ 3.55	$ 4.55
Fair value of each option under the Black Scholes pricing model ($) | $ / shares								2.37	2.99
Assumptions under the Black Scholes model:
Fair value of the market share ($) | $ / shares								$ 3.54	$ 4.52
Risk free interest rate (%)								2.43%	1.11%
Expected volatility (%)								83.17%	83.00%
Expected dividend yield								0.00%	0.00%
Expected life (number of months) | months								60	60
Member of Board of Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted or recognized	500,000	900,000	300,000					650,000
Exercise price of stock options granted | $ / shares								$ 3.02
Fair value of each option under the Black Scholes pricing model ($) | $ / shares								2.02
Assumptions under the Black Scholes model:
Fair value of the market share ($) | $ / shares								$ 3.02
Risk free interest rate (%)								3.38%
Expected volatility (%)								83.15%
Expected dividend yield								0.00%
Expected life (number of months) | months								60
October 26, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted or recognized									0
July 16, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted or recognized									0
September 29, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted or recognized									0
December 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted or recognized									100,000
December 17, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted or recognized									1,920,000
October 14, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted or recognized									100,000
June 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted or recognized									200,000
April 6, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted or recognized									550,000
January 2, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted or recognized									0
June 14, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted or recognized									100,000